Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.3

Exception Grades

Run Date - XXX

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXX	2025020246		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	XXX Appraisal - Copy of Appraisal Not Provided XXX Business Days Prior to Consummation	XXX Valuations Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:Primary/XXX)	Missing evidence of borrower's receipt of the appraisal at least XXX business days prior to closing.				Reviewer Comment (XXX): Initial appraisal provided, no change in value, evidence of receipt provided, exception cleared. Buyer Comment (XXX): See Uploaded original appraisal Buyer Comment (XXX): See uploaded original appraisal. Updated date on appraisal was for attached addendum to appraisal, no changes made. Reviewer Comment (XXX): Delivery is dated prior to appraisal date of XXX, exception remains. Buyer Comment (XXX): See Uploaded Appraisal Delivery Confirmation	XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020246		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	(XXX) XXX (Timing of Appraisal to Consumer)	XXX Appraisal Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:Primary/XXX)	Missing evidence of borrower's receipt of the appraisal at least XXX business days prior to closing.				Reviewer Comment (XXX): Initial appraisal provided, no change in value, evidence of receipt provided, exception cleared. Buyer Comment (XXX): See uploaded original appraisal Buyer Comment (XXX): See uploaded original appraisal. Updated date on appraisal was for attached addendum to appraisal, no changes made. Reviewer Comment (XXX): Appraisal delivery is dated after appraisal date. Buyer Comment (XXX): See uploaded Docs Buyer Comment (XXX): See Uploaded Appraisal Delivery Confirmation	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020246		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	XXX Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXX incorrectly disclosed whether the loan contains Negative Amortization. (Final/XXX)	The CD did not indicate if the loan contains Negative Amortization.				Reviewer Comment (XXX): XXX received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (XXX): See Uploaded PCCD, Delivery and LOX		XXX		2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	XXX	XXX	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020246		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	XXX Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XXX incorrectly disclosed whether the loan allows for Partial Payments. (Final/XXX)	The CD did not indicate if the loan allows for Partial Payments.				Reviewer Comment (XXX): XXX received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (XXX): See Uploaded PCCD, Delivery and LOX		XXX		2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	XXX	XXX	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020246	XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	XXX Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least XXX (XXX) business days prior to closing. (Initial/XXX)	Closing Disclosure not provided to Borrower(s) at least XXX (XXX) business days prior to closing.	Reviewer Comment (XXX): XXX received initial CD.

Buyer Comment (XXX): Please review what was uploaded XXX p.m. which coincides with the dispute comment. Initial CD sent XXX was electronically signed on XXX- XXX request to clear please

Buyer Comment (XXX): See previously Uploaded initial CD dated "Delivered XXX" with e-signed page 5

Reviewer Comment (XXX): There is nothing in file to show borrower e-signed or received the initial CD on XXX, exception remains.

Buyer Comment (XXX): Initial CD sent XXX and e-signed on XXX- please clear

Buyer Comment (XXX): See previously uploaded Initial CD marked issued date XXX

Reviewer Comment (XXX): SitusAMC if the borrower opted for e consent than also, we would require evidence that when did the borrower received initial CD. Kindly provide evidence that the borrower received initial CD XXX days prior to closing date.

Buyer Comment (XXX): The borrower agreed to econsent. Mail rule would not apply. Please clear

Reviewer Comment (XXX): SitusAMC received XXX CD without receipt. Please provide documentation of receipt if available. The mailbox rule is applied therefore receipt date is XXX. Consummation date is XXX. XXX is day XXX, XXX is day XXX. Please provide documentation if the CD was received XXX (day XXX) or earlier for review.

Buyer Comment (XXX): See Uploaded Intial CD

Reviewer Comment (XXX): SitusAMC received Email copy of appraisal. however, we would require evidence that the borrower received initial CD dated XXX XXX days prior to closing date XXX.

Buyer Comment (XXX): See Uploaded Docs

Buyer Comment (XXX): See Uploaded initial CD
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020246		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	XXX	XXX: XXX on subject loan of XXX% or Final Disclosure XXX of XXX% is equal to or greater than the threshold of XXX XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.	APR on subject loan of XXX% or Final Disclosure APR of XXX% is equal to or greater than the threshold of APOR XXX% + XXX%, or XXX%. Non-Compliant Higher Priced Mortgage Loan.				Reviewer Comment (XXX): Initial appraisal provided, no change in value, evidence of receipt provided, exception cleared.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020246	XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The borrower does not meet the tradeline requirements, lender exception in file.	Borrower has been employed in the same industry for more than XXX years.

Borrower has worked in the same position for more than XXX years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months.

Borrowers made a down payment from their own funds on this purchase transaction of at least XXX% and $XXX.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least XXX%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XXX%.

														The representative FICO score exceeds the guideline minimum by at least XXX points.	The LTV/CLTV is XXX% below guideline max. The LTV/CLTV is XXX% below guideline max. Fico is XXX points above guideline minimum.	SitusAMC SitusAMC SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (XXX): Lender exception in file.			XXX	2		B		B		B		B		B	XXX	XXX	XXX	XXX		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020246		XXX	XXX	XXX	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				Reviewer Comment (XXX): Received and associated E-sign Consent Agreement. Exception cleared. Buyer Comment (XXX): See Uploaded E-Consent doc	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020250		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (XXX): Originator Loan Designation of Higher Priced QM (XXX) does not match Due Diligence Loan Designation of Safe Harbor QM (XXX).	Originator Loan Designation of Higher Priced QM (XXX) does not match Due Diligence Loan Designation of XXX QM (XXX).				Reviewer Comment (XXX): LD restated Reviewer Comment (XXX): n/a Buyer Comment (XXX): accept as is	XXX			1	B	A	C	A	B	A	C	A	B	A	XXX	XXX	XXX	XXX	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	2025020250		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (XXX): The initial Loan Designation provided did not match, however, the updated Loan Designation of XXX QM (XXX) matches the Due Diligence Loan Designation of XXX QM (XXX).	XXX restated				Reviewer Comment (XXX): Accept as is.				2		A		B		B		B		A	XXX	XXX	XXX	XXX		C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	2025020251		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	XXX Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within XXX (XXX) business days of application. Initial Loan Estimate dated XXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXX)	XXX electronically signed XXX, earliest e-consent in file is dated XXX.				Reviewer Comment (XXX): SitusAMC Received earliest E-Consent dated XXX. Buyer Comment (XXX): See Esign consent dated XXX Buyer Comment (XXX): See Uploaded E-Sign Consent dated XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	A	A	C	A	A	A	Non QM	Non QM	No
XXX	XXX	2025020245		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	XXX Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within XXX (XXX) business days of application. Initial Loan Estimate dated XXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XXX)	The earliest dated E-Consent is XXX which was after the date of the initial Loan Estimate provided electronically issued XXX.				Reviewer Comment (XXX): SitusAMC received disclosures tracking that the initial disclosures sent XXX by manual fulfillment on XXX and fulfillment completed on XXX. Seller Comment (XXX):XXX - Uploaded LOX to XXX - Audit History in XXX & XXX shows Manual Fulfillment initiated XXX, completed XXX, which is within XXX (XXX) business days of application date –XXX. XXX is a XXX, which is not a business day for XXX and should not be included in the timing. Initial Disclosure Package was printed and sent XXX USPS XXX. There is no timing issue - please review and clear.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	2025020253		XXX	XXX	XXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The file is missing a copy of the Business Purpose Certificate.				Reviewer Comment (XXX): Received and associated Business Purpose Certificate. Exception cleared. Buyer Comment (XXX): Business purpose certificate	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No
XXX	XXX	2025020258	XXX	XXX	XXX	Credit	Credit	XXX Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of XXX is less than Guideline PITIA months reserves of XXX.	Reviewer Comment (XXX): Source of large deposit provided in trailing docs and reserve requirement now met.

Buyer Comment (XXX): Source of Large Deposit XXX

Reviewer Comment (XXX): Received VOD from XXX; however, it is dated XXX, which is XXX days after the Note date.  Further, the updated statement printout received reflects a deposit of $XXX on XXX, one day prior to closing, which was not sourced.  Per guidelines Section 5.2.2 "Assets must be seasoned for XXX days and any large deposits as determined by the underwriter must be sourced."   To use updated asset amount, we will need source of this deposit.

Buyer Comment (XXX): Supporting Docs Uploaded
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	XXX	2025020258		XXX	XXX	XXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of XXX is less than Guideline representative FICO score of XXX.		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXX months. Seasoned Borrower/Investor whose experience exceeds XXX completed projects.		SitusAMC SitusAMC	Reviewer Comment (XXX): Waived with compensating factors per client exception approval. Buyer Comment (XXX): XXX XXX exception approval from XXX Buyer Comment (XXX): Credit report Reviewer Comment (XXX): Post-consummation credit report cannot be used to clear condition. Client can elect to waive with compensating factors if they are accepting post-consummation credit report. Buyer Comment (XXX): Softpull XXX			XXX	2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	XXX	2025020258		XXX	XXX	XXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: XXX	File is missing verification judgement was paid off prior to closing.				Reviewer Comment (XXX): Client elects to waive.			XXX	2	B	B	B	B	B	B	B	B	B	B	XXX	XXX	XXX	XXX		C	B	C	B			A	A		N/A	No
XXX	XXX	2025020252		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for HOA Doc Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increased without a valid change of circumstance.				Reviewer Comment (XXX): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (XXX): See cure docs		XXX		2	C	B	C	B	C	B	C	B	C	B	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	No
XXX	XXX	2025020248		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	XXX Appraisal - Copy of Appraisal Not Provided XXX Business Days Prior to Consummation	XXX Valuations Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:Secondary/XXX)	Missing evidence the appraisal was received by the borrower at least XXX days prior to closing.				Reviewer Comment (XXX): Evidence of receipt provided; exception cleared. Reviewer Comment (XXX): The appraisals were delivered prior to the appraisal dates for both appraisals, exception remains. Buyer Comment (XXX): See delivery docs	XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXX	XXX	2025020248		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	XXX	XXX Appraisal - Copy of Appraisal Not Provided XXX Business Days Prior to Consummation	XXX Valuations Rule (XXX): Creditor did not provide a copy of each valuation to applicant XXX (XXX) business days prior to consummation. (Type:Primary/XXX)	Missing evidence the appraisal was received by the borrower at least XXX days prior to closing.				Reviewer Comment (XXX): Initial appraisal provided, no change in value, evidence of receipt provided, exception cleared. Buyer Comment (XXX): Please see attached XXX appraisal Buyer Comment (XXX): See appraisal Reviewer Comment (XXX): Appraisal dated XXX was delivered XXX, not XXX, exception remains. Buyer Comment (XXX): Appraisal dated XXX for $XXX XXX was delivered on XXX. Appraisal dated XXX for $XXX XXX was delivered on XXX. Reviewer Comment (XXX): The appraisals were delivered prior to the appraisal dates for both appraisals, exception remains. Buyer Comment (XXX): See delivery docs	XXX			1	B	A	B	A	B	A	B	A	B	A	XXX	XXX	XXX	XXX		B	A	A	A	B	A	A	A	Non QM	Non QM	No
XXX	XXX	2025020242	XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure:XXX Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Final Lender Credit of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Reviewer Comment (XXX): SitusAMC received XXX. The XXX dated XXX in the change of loan amount, as the lender credit did change proportionately with the loan amount change and the Mortgage Tax, was not part of the original lender credit and is separate fee that was being paid by lender and not a lender credit portion.

Seller Comment (XXX): Please see attached XXX statement. From the closing Attorney: There was no mortgage tax  paid by lender or borrower on this file as there was no new money (no gap mortgage) . The unpaid principal balance of the prior loan was greater than the total mortgage amount of the new loan with XXX so there is   no “new money” borrowed and therefore no mortgage tax is owed

Reviewer Comment (XXX): Please provide final closing statement for review.

Seller Comment (XXX): XXX - Response to XXX rebuttle - Exception is invalid - Mortgage Tax was disclosed in the Paid by Others column, then removed from the CD entirely.  The borrower was not charged for the fee, it is not included in borrower paid fees, therefore, there is no requirement for a COC or refund to the borrower for a fee that was not charged.  There was no negative impact on the borrower.  Submitted to XXX for escalation.

Reviewer Comment (XXX): SitusAMC received rebuttal. The lender credit is calculated as the sum of all specific lender credit (Paid by lender for specific fees) and General Lender Credit (Disclosed in section J). The credit provided against Mortgage tax is also considered as lender credit. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXX): XXX - The $XXX fee for Mortgage Tax - disclosed in Paid by Others column showing (XXX) $XXX - is not a lender credit.  Fees disclosed in the paid by others column are not included in the lender credit to the borrower.  The lender was opting to pay the fee on behalf of the borrower per the disclosure, which was removed, and the borrower was not charged for this fee.  The lender credit listed on CD issued XXX and Final CD XXX is correct and there was no county or mortgage tax charged to the borrower.  Please review and cancel exception.

Reviewer Comment (XXX): SitusAMC received rebuttal for available XXX for loan amount change on XXX which is already applied. However, the total lender credit provided on CD dated XXX is $XXX (Including Mortgage fee of $XXX paid by lender) was reduced to $XXX. The amount paid towards mortgage fee was removed from final CD without providing any valid XXX. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Seller Comment (XXX):XXX - Exception is invalid - please cancel.  There is no tolerance violation & no cure due to the borrower.  COC issued XXX - stating reason for decreased lender credit is located in Clarity - Document # XXX- remained the same through Executed Final CD XXX.
																		XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	XXX	2025020242		XXX	XXX	XXX	Compliance	Compliance	XXX Compliance	TRID Defect	TRID XXX Percent Tolerance Violation Without Sufficient Cure Provided	XXX Integrated Disclosure: XXX Percent Fee Tolerance exceeded for HOA/XXX Questionnaire. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	XXX Percent Fee Tolerance exceeded for HOA/XXX Questionnaire. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient cure provided to resolve all fee tolerances.				Reviewer Comment (XXX): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.” Seller Comment (XXX): XXX - Exception is invalid - please cancel. There is no tolerance violation & no cure due to the borrower. Tolerance cure in the amount of $XXX issued on XXX - XXX - for XXX Questionnaire - located in XXX - Document # XXX. The tolerance cure remained through Executed Final CD at closing -XXX.	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No